Related Party Transactions - Additional Information (FY) (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 19, 2022	Feb. 09, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2022	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds received from issuance of warrants							$ 0	$ 12,324,495
Selling, General, and Administrative Expenses, Related Party, Type [Extensible Enumeration]							Related Party [Member]	Related Party [Member]
Bank Overdrafts			$ 850,000		$ 850,000		$ 500,000
Carrying value and principal value of loan			$ 850,000		$ 850,000		$ 500,000	$ 0
Notes Payable, Noncurrent, Related Party, Type [Extensible Enumeration]			Related Party [Member]		Related Party [Member]		Related Party [Member]	Related Party [Member]
Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from Notes Payable	$ 500,000				$ 500,000		$ 500,000
Sponsor [Member] | Embedded Derivative On Working Capital Loans [Member]
Related Party Transaction [Line Items]
Initial fair value of Working Capital Loan Option	7,900
Interest Expense			$ 0	$ 2,500	$ 0	$ 6,600	8,000
Advisor [Member]
Related Party Transaction [Line Items]
Cash							500,000
Common stock							$ 250,000
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants issued (in shares)		8,216,330					8,216,330
Proceeds received from issuance of warrants		$ 12,300,000					$ 12,300,000
Exercise price of warrants		$ 11.5					$ 11.5
Period after completion of initial business combination					30 days		30 days
Price of warrant		$ 1.5					$ 1.5
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month					$ 20,000		$ 20,000
Expenses incurred and paid			$ 60,000	$ 60,000	$ 180,000	$ 180,000	240,000	$ 220,000
Selling, General, and Administrative Expenses, Related Party, Type [Extensible Enumeration]			Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued expenses - related party							120,000	$ 0
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note										$ 300,000
Related Party Loans | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 350,000		$ 350,000		0
Related Party Loans | Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant									$ 1,500,000
Price of warrant									$ 1.5
Debt Instrument, Face Amount									$ 475,000
Related Party Loans | Promissory Note [Member] | Sponsor [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant									$ 1,500,000
Price of warrant									$ 1.5
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000		$ 1,500,000		$ 1,500,000
Price of warrant			$ 1.5		$ 1.5		$ 1.5
Working Capital Convertible Debt [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 500,000
Debt Instrument, Convertible, Conversion Price	$ 1.5								$ 1.5